Other Income, Net (Components of Other Expense, Net) (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Other Income, Net [Abstract]
Interest income		$ 43	$ 25
AFUDC		38	52
Pension non-current service cost recovery		35	24
FX gains (losses)		20	(26)
TECO Guatemala Holdings award	$ 63	0	63
Other		22	7
Other income (expenses), net		$ 158	$ 145